Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
BALANCE, BEGINNING at Dec. 31, 2018		$ 41,594	$ 11,805	$ (49,689)	$ 3,710
Conversion of convertible debentures		224			224
Issuance of shares in a business combination		3,568			3,568
Exercise of options		902			902
Issuance of shares and options to service providers		129	155		284
Expiry of options		187	(187)
Share-based payments			245		245
Net loss for the period				(2,510)	(2,510)
BALANCE, ENDING at Jun. 30, 2019		46,604	12,018	(52,199)	6,423
BALANCE, BEGINNING at Dec. 31, 2019		52,394	13,070	(62,687)	2,777
Conversion of convertible debentures		3,414			3,414
Exercise of warrants and pre-funded warrants		7,853	(5,062)		2,791
Exercise of options		8	(8)
Expiry of options		3	(3)
Share-based payments			41		41
Public and direct registered offerings, net of issuance costs of $1,161 thousand		1,149	6,803		7,952
Net loss for the period				(1,544)	(1,544)
BALANCE, ENDING at Jun. 30, 2020		$ 64,821	$ 14,841	$ (64,231)	$ 15,431